Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

Reclassification

Certain amounts presented in the Company’s previously issued financial statements have been reclassified to conform to the current period presentation. In the condensed consolidated financial statements (unaudited) , the Company has made a reclassification of "Gain on sale of property and equipment" to a component of "Loss from operations," which was previously categorized within "Other income (Expenses)." This reclassification was made to better align with the current period’s financial statement presentation. The net loss for the three months ended September 30, 2023 and nine months ended September 30, 2023, remains unchanged from the previously issued financial statements. This reclassification had no impact on the Company's financial position, net loss, or cash flows for any period presented.

Use of Estimates

The preparation of condensed consolidated financial statements (unaudited) in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities as of the date of the condensed consolidated financial statements (unaudited) as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends and the assessment of the probable future outcome. Subjective and significant estimates include, but are not limited to, determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, estimates of allowances for uncollectible accounts, parts and supplies inventory reserve, determination of impairment and fair value estimates associated with asset acquisitions and aircraft held for sale. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the condensed consolidated statements of operations and comprehensive loss (unaudited) in the period that they are determined.

Public Warrants, Private Warrants and Penny Warrants

As of September 30, 2024 the Company has the following warrants issued, (i) the Public Warrants initially included in the EGA units issued in EGA's initial public offering, (ii) the warrants of EGA held by EG Sponsor LLC (the “EGA Sponsor”) that were issued to the EGA Sponsor at the closing of EGA's initial public offering (the "Private Placement Warrants,"), (iii) warrants issued on March 4, 2024 in connection with the Series A Preferred Stock offering as described within Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests" (the "Series A Penny Warrants"), and (iv) warrants issued on August 8, 2024 and August 14, 2024 in connection with the Series B Preferred Stock offering as described within Note 24 "Stockholders' Equity/Members' Deficit and Noncontrolling Interests" (the "Series B Penny

Warrants," together with the Series A Penny Warrants, the "Penny Warrants," and together with the Public Warrants, the Private Placement Warrants and the Series A Penny Warrants, the "Warrants").

The Company determines the accounting classification of the Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the Warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company's own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity's own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company's equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. As there are scenarios where the settlement amount would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument), the Company determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants were not indexed to the Company's own stock and therefore they must be classified as liabilities. The Company also determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants met all criteria to meet the definition of a derivative under ASC 815-10-15-83. For the Series B Penny Warrants, the Company determined that they were indexed to the Company's own stock and would be settled in shares of the Company's Class A Common Stock at an explicit share limit. As such, The Company concluded that the Series B Penny Warrants must be classified as permanent equity, and that the Series B Penny Warrants are not subject to remeasurement at each reporting date.

The Company recorded the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants as liabilities on the condensed consolidated balance sheets (unaudited) at fair value, with subsequent changes in the fair value recognized in the condensed consolidated statements of operations and comprehensive loss (unaudited) at each reporting date.

Fair Value Measurement

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2— Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 5 "Fair Value Measurements").

The Company’s Bridge Notes (as defined in Note 16 "Debt") contained an embedded derivative feature that was required to be bifurcated and remeasured to fair value at each reporting period based on significant inputs not observable in the market, and was classified as a Level 3 measurement according to the fair value hierarchy described above. The carrying amount of the Company’s Bridge Notes approximated its fair value as the interest rates of the Bridge Notes are based on prevailing market rates. The Bridge Notes were converted into shares of the Company's Class A Common Stock on the Closing Date causing the derivative liability on the condensed consolidated balance sheets (unaudited) to be removed as of and for the year ended December 31, 2023.

The Company’s Series A Penny Warrants (as defined in Note 18 "Warrant Liabilities") issued alongside the Series A Preferred Stock (as defined in Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests") represent a liability which is remeasured to fair value at each reporting period based on significant inputs not observable in the market. The fair value of the Penny Warrants is classified as a Level 3 measurement according to the fair value hierarchy described above due to the use of an unobservable inputs for volatility under the valuation method as described within Note 5 "Fair Value Measurements".

The closing price of the Public Warrants is used as the fair value of the Public Warrants and Private Warrants as of each relevant reporting date. The fair value of the Public Warrants is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market. The fair value of the Private Warrants is classified as a Level 2 fair value measurement due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.

Receivables, Net of Allowance for Credit Losses

Accounts receivables are recorded at the invoiced or earned amount billed to the customers and are reported as net of an allowance for credit losses. The Company applies an incurred loss estimate to calculate the allowance for doubtful accounts. Under ASC Topic 326, the Company maintains an allowance for credit losses and considers the level of past-due accounts based on the contractual terms of the receivables, historical write offs and existing economic conditions, as well as its relationships with, and the economic status of individual accounts to calculate the allowance for credit losses. The estimated credit losses charged to the allowance is recorded as "Selling, general and administrative" in the condensed consolidated statements of operations and comprehensive loss (unaudited). Accounts receivables are written off when deemed uncollectible based on individual credit evaluations and specific circumstances. The Company had an allowance for credit losses on accounts receivable of $80 as of both September 30, 2024 and December 31, 2023.

Notes receivables are recorded at amortized cost, and are reported as net of an allowance for credit losses. Under ASC Topic 326, the Company maintains an allowance for credit losses based on the difference between the fair value of the collateral associated with the note, less costs to sell the asset, and the amortized cost basis of the note. The Company had an allowance for credit losses on notes receivable of $827 and $2,558 as of September 30, 2024 and December 31, 2023, respectively.

Noncontrolling interest

Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries and VIEs. Noncontrolling interests are presented as a separate component of equity on the condensed consolidated balance sheets (unaudited), condensed consolidated statements of operations and comprehensive loss (unaudited), and condensed consolidated statements of shareholders' equity (deficit) / members' equity (deficit) and temporary equity (unaudited) attributed to controlling and noncontrolling interests.

Redeemable Noncontrolling Interest

In connection with the Merger, see Note 4 "Merger", the former holders (the "Existing Equityholders") of units of ownership interest in LGM (the "LGM Common Units") retained post-Merger ownership interests in LGM as noncontrolling interests. Pursuant to the Amendment and Restated Operating Agreement, dated December 27, 2023 (the "Operating Agreement"), upon the first anniversary of the Closing Date, the Existing Equityholders may redeem all or a portion of their LGM Common Units for either (a) shares of the Company's Class A common stock (“flyExclusive Class A Common Stock” or the “Class A Common Stock”) or b) an equivalent amount of cash as determined pursuant to the Operating Agreement.

While the Company determines whether redemption settlement is for cash or shares, settlement is not considered within the sole control of the Company as the holders of the Company's Class B common stock (“flyExclusive Class B Common Stock” or the “Class B Common Stock) will designate a majority of the members of the Company's board of directors (the "Board"). Since redemption for cash is not considered within the sole control of the Company, the noncontrolling interest is classified as temporary equity in accordance with ASC 480-10-S99-3(A)(2).

For periods when the noncontrolling interest is probable of becoming redeemable (but is not currently redeemable), the Company will accrete changes in its redemption value from the date it becomes probable that it will become redeemable (the Closing Date) to its earliest redemption date (first anniversary of the Closing Date). This measurement method is in accordance with ASC 480-10-S99-3(A)15a. The Company will adjust the carrying value of the redeemable noncontrolling interest based on the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest's share of net income or loss, or (2) the redemption value. The Company is required to either (1) accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using an appropriate methodology, usually the interest method, or (2) recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of each reporting period. The Company has elected to accrete changes in the redemption value over the period from the date of issuance (the Closing Date) to the earliest redemption date (the one year anniversary of the Closing Date) using the interest method. Any change in the carrying value of the redeemable noncontrolling interest will be recorded against additional paid-in capital to the extent available, with the excess recorded against accumulated deficit within equity.

Temporary Equity

The Company accounts for its common and preferred stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common and preferred stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common and preferred stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. Our Series A Preferred Stock and Series B Preferred Stock (as defined within Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests") feature certain redemption rights that are considered to be outside of our control and subject to the occurrence of uncertain future events. Accordingly, 25,000 shares of Series A Preferred Stock and 25,510 shares of Series B Preferred Stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of our balance sheets at September 30, 2024.

Aircraft Sales and Aircraft Held for sale

The Company occasionally sells aircraft held for use from its fleet. The (gain) or loss from each transaction is recognized upon completion of the sale as a loss (gain) on aircraft held for sale on the condensed consolidated statements of operations and comprehensive loss (unaudited).

Loss (gain) on aircraft held for sale consists of the (gain) or loss on aircraft previously held for use as property and equipment and subsequently elected to actively market for sale. When a decision is made to actively market for sale, depreciation is discontinued, and aircraft held for sale is recorded at the lower of carrying value and fair value less costs to sell. We present aircraft assets held for sale at the lower of their current carrying value or their fair market value less costs to sell including $18,867 classified within “Current assets” and $6,724 classified within "non current assets" on the Company’s condensed consolidated balance sheets (unaudited) as of September 30, 2024. The fair values are based upon observable and unobservable inputs, including market trends and conditions. The assumptions used to determine the fair value of the assets held for sale are subject to inherent uncertainty and could produce a wide range of outcomes which the Company will continue to monitor in future periods as new information becomes available. Prior to the ultimate sale of the assets, subsequent changes in the estimate of the fair value of the assets held for sale will be recorded as a (gain) or loss with a corresponding adjustment to the assets’ carrying value.

As of September 30, 2024 and December 31, 2023, the Company had 6 and 0 aircraft classified as held for sale, respectively. The following table summarizes the Company's held for sale activity during the nine months ended September 30, 2024:

Nine Months Ended September 30,
2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(15,353)
Aircraft reclassified to held for sale	42,831
Impairment (gain) loss due to fair value adjustments	1,887
Aircraft held for sale as of September 30, 2024	$25,591

Contract Acquisition Costs

The Company pays commissions on deposits from new and recurring Jet Club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the condensed consolidated balance sheets (unaudited) as these are incremental amounts directly related to attaining contracts with customers. Sales commissions capitalized were $348 and $885 during the three and nine months ended September 30, 2024, respectively, and $376 and $919 during the three and nine months ended September 30, 2023. As of September 30, 2024 and December 31, 2023, contract acquisition costs of $633 and $514, respectively, were included within Prepaid expenses and other current assets and $706 and $631, respectively, were included within Other non-current assets on the condensed consolidated balance sheets (unaudited).

Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the condensed consolidated statements of operations and comprehensive loss (unaudited) was $274 and $821 during the three and nine months ended September 30, 2024, respectively, and $219 and $558 during the three and nine months ended September 30, 2023, respectively.

Other Accounting Policies

See the Company's Annual Report on Form 10-K for the year ended December 31, 2023 for a description of other accounting principles upon which basis the accompanying consolidated financial statements were prepared.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815 - 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company adopted this ASU in fiscal 2024 and it did not have a material effect on the Company's condensed consolidated financial statements.

In March 2023, the FASB issued ASU 2023-01, which amends the application of ASU 2016-02, "Leases (Topic 842)", related to leases with entities under common control, also referred to as common control leases. The amendments to this update require an entity to consider the useful life of leasehold improvements associated with common control leases from the perspective of the common control group and amortize the leasehold improvements over the useful life of the assets to the common control group, instead of the term of the lease. Any remaining value for the leasehold improvement at the end of the lease would be adjusted through equity. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company adopted this ASU in fiscal 2024 and it did not have a material effect on the Company's condensed consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”), which enhances the segment disclosure requirements for public entities on an annual and interim basis. ASU 2023-07 requires an entity to disclose significant segment expenses regularly provided to the chief operating decision maker, a description of "other segment items," the title and position of the chief operating decision maker, and allows for more than one measure of a segment's profit or loss if used by the chief operating decision maker. The update also enhances interim disclosure requirements and requirements for entities with a single reportable segment. The amendments in ASU 2023-07 will become effective on a retrospective basis for annual disclosures for fiscal years beginning after December 15, 2023, with interim period disclosures required effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. The Company is currently evaluating the impact ASU 2023-07 will have on its condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 enhances the disclosures surrounding income taxes, specifically in relation to the rate reconciliation table and income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of ASU 2023-09 on its condensed consolidated financial statements.

2.
Summary of Significant Accounting Policies

Reclassification

Certain amounts presented in the Company’s previously issued financial statements have been reclassified to conform to the current period presentation. In the consolidated balance sheets, the Company has made a reclassification within the current assets and the operating assets remain unchanged from the previously issued balance sheet as of December 31, 2022.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends and the assessment of the probable future outcome. Subjective and significant estimates include, but are not limited to, determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, estimates of allowances for uncollectible accounts, determination of impairment and fair value estimates associated with asset acquisitions. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the consolidated statements of operations and comprehensive income (loss) in the period that they are determined.

Segment Information

The Company determined its operating segment after considering the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of these factors, the Company determined that it operates and manages its business as one operating segment, charter aviation services. All ancillary and other revenue sources such as fractional ownership and MRO services are primarily to support the provision of the Company’s charter services to customers. Substantially all the Company’s long-lived assets are held in the United States, and revenue from charter aviation charter services is substantially earned from flights throughout the United States.

Public Warrants and Private Warrants

Upon the closing of the Merger, the Company assumed (i) the Public Warrants initially included in the EGA units issued in EGA's initial public offering, and (ii) the warrants of EGA held by EG Sponsor LLC (the “EGA Sponsor”) that were issued to the EGA Sponsor at the closing of EGA's initial public offering (the "Private Placement Warrants," and together with the Public Warrants, the "Warrants").

The Company determines the accounting classification of Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the Warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company's own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity's own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company's equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. As there are scenarios where the settlement amount would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument), the Company determined that the Warrants were not indexed to the Company's own stock and therefore that they must be classified as liabilities. The Company also determined that the Warrants met all criteria to meet the definition of a derivative under ASC 815-10-15-83.

The Company recorded the Warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in the fair value recognized in the consolidated statements of operations and comprehensive income (loss) at each reporting date.

Fair Value Measurement

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2— Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 4 Fair Value Measurements). The carrying values of the Company’s accounts receivable, other receivables, parts and supplies inventory, accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments.

The Company’s Bridge Notes (as defined in Note 15, "Debt") contained an embedded derivative feature that was required to be bifurcated and remeasured to fair value at each reporting period based on significant inputs not observable in the market, and was classified as a Level 3 measurement according to the fair value hierarchy described above. The carrying amount of the Company’s Bridge Notes approximated its fair value as the interest rates of the Bridge Notes are based on prevailing market rates. The Bridge Notes were converted into shares of the Company's Class A Common Stock on the Closing Date causing the derivative liability on the consolidated balance sheets to be removed as of and for the year ended December 31, 2023.

The closing price of the Public Warrants is used as the fair value of the Public Warrants and Private Warrants as of each relevant reporting date. The fair value of the Public Warrants is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market. The fair value of the Private Warrants is classified as a Level 2 fair value measurement due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, cash equivalents and investments. The Company places its cash and cash equivalents with multiple high credit quality U.S. financial institutions. At various times throughout the period, the Company's cash deposits with any one financial institution may exceed the amount insured by the Federal Deposit Insurance Corporation (the “FDIC”). Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Customer Concentration

The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral.

During the years ended December 31, 2023 and 2022, one customer accounted for $67,985 and $125,360, respectively, of net sales, which represents 22% and 39% of total revenue, respectively.

As of December 31, 2023, one customer accounted for $341 of accounts receivable. This represented approximately 12% of accounts receivable as of December 31, 2023. As of December 31, 2022, one customer accounted for $8,682 of accounts receivable. This represented approximately 91% of accounts receivable as of December 31, 2022.

During the year ended December 31, 2023, one vendor accounted for $60,909 of cost of revenue, which represents 23% of total cost of revenue. During the year ended December 31, 2022, one vendor accounted for $39,656 of cost of revenue, which represents 16% of total cost of revenue.

There were no vendors accounting for greater than 10% of total accounts payable as of December 31, 2023 and December 31, 2022.

Cash and Cash Equivalents

Cash consists of bank deposits. Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase. As of December 31, 2023 and 2022, cash equivalents consisted of government money market funds. Cash equivalents are stated at fair value.

Receivables, Net of Allowance for Credit Losses

Accounts receivables are recorded at the invoiced or earned amount billed to the customers and are reported as net of an allowance for credit losses. Prior to adopting Accounting Standards Codification Topic 326, Financial Instruments – Credit Losses (“ASC Topic 326”), as set forth in “Recently Adopted Accounting Pronouncements” below, the Company applied an incurred loss estimate to calculate the allowance for doubtful accounts. Under ASC Topic 326, the Company maintains an allowance for credit losses and considers the level of past-due accounts based on the contractual terms of the receivables, historical write offs and existing economic conditions, as well as its relationships with, and the economic status of individual accounts to calculate the allowance for credit losses. The estimated credit losses charged to the allowance is recorded as "Selling, general and administrative" in the consolidated statements of operations and comprehensive income (loss). Accounts receivables are written off when deemed uncollectible based on individual credit evaluations and specific circumstances. The Company had an allowance for credit losses of $80 and $82 as of December 31, 2023 and December 31, 2022, respectively.

Notes receivables are recorded at amortized cost, and are reported as net of an allowance for credit losses. Under ASC Topic 326, the Company maintains an allowance for credit losses based on the difference between the fair value of the collateral associated with the note, less costs to sell the asset, and the amortized cost basis of the note. The Company recognized an allowance for credit losses of $2,558 and zero as of December 31, 2023 and December 31, 2022, respectively.

Parts and Supplies Inventory

Inventories are used in operations and are generally held for internal use. Inventories are comprised of spare aircraft parts, materials and supplies, which are valued at the lower of cost, determined on a first-in, first-out (“FIFO”) basis, or net realizable value. Cost of inventories are determined using the specific identification method. The Company determines, based on the evidence that exists, whether or not it is appropriate to maintain a reserve for excess and obsolete inventory. The reserve is based on historical experience related to the disposal of inventory due to damage, physical deterioration, obsolescence or other causes. As of December 31, 2023 and 2022, the reserve was not material. Storage costs and indirect administrative overhead costs related to inventories are expensed as incurred.

Investments in securities

Investments in securities consist of fixed-income securities including corporate bonds, government bonds, municipal issues and U.S. treasury bills that are classified as available-for-sale (“AFS”) pursuant to ASC Topic 320, Investments—Debt and Equity Securities (“ASC Topic 320”). The Company classifies investments available to fund current operations as current assets on its consolidated balance sheets. The Company determines the appropriate classification of its investments at the time of purchase and re-evaluates the designations annually. The Company may sell certain marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management.

ASC Topic 326 eliminated the concept of other-than-temporary impairment for securities. For securities AFS in an unrealized loss position, the Company determines whether they intend to sell or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the new standard requires the security’s amortized cost basis to be written down to fair value through income with an allowance being established under ASC Topic 326. For securities AFS with unrealized losses not meeting these criteria, the Company evaluates whether any decline in fair value is due to credit loss factors. In making this assessment, the Company considers the extent of the unrealized loss, any changes to the rating of the security by rating agencies and adverse conditions specifically related to the issuer of the security, among other factors. If this assessment indicates that a credit loss exists, impairment related to credit-related factors must be recognized as an allowance for credit losses (“ACL”) on the consolidated balance sheets with a corresponding adjustment to earnings. Impairment related to non-credit factors is recognized in other comprehensive income (loss). The Company evaluates AFS securities for impairment on a periodic basis.

As of December 31, 2023 and at adoption of ASC Topic 326 on January 1, 2023, there was no ACL related to debt securities AFS. Accrued interest receivable on debt securities was excluded from the estimate of credit losses.

Realized losses on investment securities were $238 and $400 for the years ended December 31, 2023 and 2022, respectively. There were 13 and 24 debt securities in an unrealized loss position as of December 31, 2023 and 2022, respectively. The fair value of these debt securities in an unrealized loss position as of December 31, 2023 and December 31, 2022, was $4,263 and $7,236, respectively. Additionally, as of December 31, 2023 and December 31, 2022, the total fair value of debt securities in an unrealized loss position greater than one year was $2,759 and $1,765, which the total unrealized losses of these investments were $395 and $98, respectively. The Company determined that the decline in the market value of these securities was primarily attributable to current economic conditions.

Prepaid Engine Overhaul

The Company has entered into Engine Overhaul Programs for certain aircraft to cover major maintenance costs at specified intervals primarily relating to engine hours. Such engine overhauls are not considered to be routine maintenance, rather capital expenditures that extend the useful life of the underlying engine. The Company has elected the Built-in Overhaul method of accounting, which requires segregation of the aggregate aircraft costs into separate components to be depreciated over the useful life of the aircraft and those that require overhaul at periodic intervals. When an aircraft is initially purchased, any amounts that are considered prepaid engine overhaul, if any, as well as a portion of the aircraft cost relating to the engine, are recorded as prepaid engine overhaul and are depreciated over a shorter expected useful life (shorter of remaining life of the engines at the time of acquisition or 7 years assumed full life of the overhauled components) than the aircraft. Additionally, any payments made under a long-term service arrangement that are applicable primarily to major maintenance activities are recorded as prepaids until such services are provided. Upon completion of the major maintenance activities, such overhaul costs are then depreciated over the expected time to the next major maintenance activities. The Company expenses routine maintenance costs as incurred.

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Leases

In accordance with Accounting Standards Update (“ASU”) 2016-02, Leases (“Topic 842”), the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use (“ROU”) asset and a lease liability on the consolidated balance sheets for all leases with a lease term of greater than one year. The Company has elected to not recognize leases with a lease term of one year or less on the balance sheet for all underlying asset classes and will recognize lease payments for such short-term leases as an expense on a straight-line basis.

The Company enters into contracts that contain both lease and non-lease components. A lease component represents the right to use an underlying asset and non-lease components represent the transfer of goods or services, which typically include items such as maintenance, utilities, or other operating costs. These costs are typically variable and excluded from the measurement of right-of-use assets and lease liabilities. Variable lease payments based on an index or rate are included in the measurement of the lease based on the effective rates at lease commencement. Subsequent changes in the rates or indices do not impact the right of use asset or lease liability and are recognized as a component of variable lease cost in the consolidated statements of operations and comprehensive income (loss).

The Company’s operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes its incremental borrowing rate based upon the available information at the lease commencement date. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease payments are expensed using the straight-line method over the lease term. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option.

Asset Acquisition

The Company applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination. When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, the Company accounts for the acquisition as an asset acquisition.

If determined to be an asset acquisition, the Company accounts for the transaction under ASC Topic 805, Business Combinations, which requires the acquiring entity in an asset acquisition to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, which includes transaction costs in addition to consideration given. No gain or loss is recognized as of the date of acquisition unless the fair value of non-cash assets given as consideration differs from the assets’ carrying amounts on the acquiring entity’s books. Consideration transferred that is non-cash will be measured based on either the cost (which shall be measured based on the fair value of the consideration given) or the fair value of the assets acquired and liabilities assumed, whichever is more reliably measurable. All payments are made in cash by the Company. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values.

Intangible Assets

The Company’s identifiable intangible assets consist primarily of software and Federal Aviation Administration (“FAA”) certificates. These intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. Amounts assigned to identifiable intangible assets, and their related useful lives, are derived from established valuation techniques and management estimates.

Definite-lived intangible assets are amortized primarily on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets and intangible assets with determinable useful lives whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset may not be recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted net future cash flows to the related asset's carrying value. If impairment exists, the asset is written down to its estimated fair value. There were no impairment losses for the years ended December 31, 2023 and 2022.

Debt Issuance Costs and debt discounts

The Company borrows from various lenders to finance its growth and operations. Costs incurred in connection with financings, such as loan origination fees, investment banking fees and legal fees are classified as debt discounts if paid to the lenders and are classified as debt issuance costs if paid to the third parties. Debt discounts related to bifurcated derivatives, fees paid to the lenders and debt issuance costs are presented as a direct deduction from the related borrowing and are amortized over the expected life of the related financing agreements using the effective interest rate method as a component of interest expense. See Note 15, "Debt," for additional disclosures.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive income (loss).

The Company’s Bridge Notes (as defined in Note 15, "Debt") contained a conversion feature which met the definition of a derivative instrument. The Company classified the instrument as a liability on its consolidated balance sheets. The derivative liability was initially recorded at fair value upon issuance of the Bridge Notes and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive income (loss). The Company's Bridge Notes were converted into 9,550,274 shares of the Company's Class A Common Stock upon the closing of the Merger (see Note 3, "Merger," and Note 15, "Debt"). The derivative liability was remeasured as of the Closing Date of the Merger, with the change in fair value recorded within the consolidated statements of operations and comprehensive income (loss). Upon conversion, a gain on extinguishment was recorded within the consolidated statements of operations and comprehensive income (loss) based on the fair value of the derivative liability and the derivative liability was removed from the consolidated balance sheets.

Noncontrolling interest

Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries and VIEs. Noncontrolling interests are presented as a separate component of equity on the consolidated balance sheets, consolidated statements of operations and comprehensive income (loss), and consolidated statements of stockholders' equity (deficit) / members' equity (deficit) and temporary equity attributed to controlling and noncontrolling interests.

Redeemable Noncontrolling Interest

In connection with the Merger, see Note 3, "Merger," the former holders (the "Existing Equityholders") of units of ownership interest in LGM (the "LGM Common Units") retained post-Merger ownership interests in LGM as noncontrolling interests. Pursuant to the Amendment and Restated Operating Agreement, dated December 27, 2023 (the "Operating Agreement"), upon the first anniversary of the Closing Date, the Existing Equityholders may redeem all or a portion of their LGM Common Units for either (a) shares of the Company's Class A common stock (“flyExclusive Class A Common Stock” or the “Class A Common Stock”) or b) an equivalent amount of cash as determined pursuant to the Operating Agreement.

While the Company determines whether redemption settlement is for cash or shares, settlement is not considered within the sole control of the Company as the holders of the Company's Class B common stock (“flyExclusive Class B Common Stock” or the “Class B Common Stock) will designate a majority of the members of the Company's board of directors (the "Board"). Since redemption for cash is not considered within the sole control of the Company, the noncontrolling interest is classified as temporary equity in accordance with ASC 480-10-S99-3(A)(2).

For periods when the noncontrolling interest is probable of becoming redeemable (but is not currently redeemable), the Company will accrete changes in its redemption value from the date it becomes probable that it will become redeemable (the Closing Date) to its earliest redemption date (first anniversary of the Closing Date). This measurement method is in accordance with ASC 480-10-S99-3(A)15a. The Company will adjust the carrying value of the redeemable noncontrolling interest based on the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest's share of net income or loss, or (2) the redemption value. The Company is required to either (1) accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using an appropriate methodology, usually the interest method, or (2) recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of each reporting period. The Company has elected to accrete changes in the redemption value over the period from the date of issuance (the Closing Date) to the earliest redemption date (the one year anniversary of the Closing Date) using the interest method. Any change in the carrying value of the redeemable noncontrolling interest will be recorded against additional paid-in capital.

Deferred Revenue

The Company manages Jet Club Memberships, Guaranteed Fleet, MRO, and Fractional Ownership programs. These programs require deposits for future flight services. Consideration received in excess of revenue earned results in deferred revenue and is recorded as a liability in the consolidated balance sheets. See Note 14, "Other Non-Current Liabilities," and Note 6, "Revenue," below for additional disclosures regarding deferred revenue related to these programs.

Revenue Recognition

Revenue is recognized when the promised services are performed and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services using the following steps: 1) identification of the contract, or contracts with a customer, 2) identification of performance obligations in the contract, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations in the contract and 5) recognition of revenue when or as the performance obligations are satisfied. Determining the transaction price may require significant judgment and is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer, excluding amounts collected on behalf of third parties such as sales taxes.

During the years ended December 31, 2023 and 2022, the Company earned revenue primarily from the programs below:

Jet Club Membership

Jet Club members are guaranteed access to the Company’s fleet of light, midsize and super-midsize aircraft in exchange for membership fees. New members pay a deposit, up to a maximum of $500, depending on their level of membership. Membership levels determine the daily rate a member is charged for future flights. Incidental fees are also applied against members’ accounts. The initial and any subsequent deposits are non-refundable and must be used for the monthly membership fee or for future flight services. These customer deposits are included in deferred revenue on the consolidated balance sheets until used by the customer. The membership services performance obligation is satisfied over time on a monthly basis. Revenue for flights and related services is recognized when such services are provided to the customer at a point in time.

Guaranteed Revenue Program

The Company launched a guaranteed revenue program with a single customer on November 1, 2021. Under this program, the Company serves as an on-demand charter air carrier and guarantees the services of a specified fleet of aircraft as directed by the customer. The term of the agreement is for a minimum of 28 months, which includes a drawdown period of 10 months if the agreement is terminated. The agreement will continue indefinitely unless terminated by either party. The Company requires a deposit of $1,250 per reserved aircraft. These deposits are included within Other non-current liabilities on the consolidated balance sheets. The customer is charged hourly rates for flight services depending on aircraft type in addition to incidental fees. The customer is committed to a minimum number of flight hours per aircraft and a minimum number of aircraft. Revenue is recognized using the right-to-invoice practical expedient. The guaranteed minimum is enforceable and billable on a quarterly basis. As a result of the termination of this program as described in Note 22, "Commitments and Contingencies," below, the Company has recognized the remaining deposits as revenue during the year ended December 31, 2023, and therefore, the Guaranteed Revenue Program deposits balance was zero as of December 31, 2023. See Note 14, "Other Non-Current Liabilities."

Fractional Ownership

The fractional revenue stream involves a customer purchasing a fractional ownership interest in an aircraft for a contractual term of up to 5 years. Customers have the right to flight and membership services from a fleet of aircraft, including the aircraft they have fractionally purchased. Customers are charged for flight services as incurred based on agreed upon daily and hourly rates in addition to the upfront fractional ownership purchase price. At the end of the contractual term, the Company has the unilateral right to repurchase the fractional interest. In certain contracts the customer can require the Company to repurchase their ownership interest after a fixed period of time but prior to the contractual termination date of the contract. The repurchase price, whether at the contractual termination date or at the specified earlier date, is calculated as follows: 1) the fair market value of the aircraft at the time of repurchase, 2) multiplied by the fractional ownership percentage, 3) less a remarketing fee. At the time of repurchase, all fractional ownership interests revert to the Company, and all rights to flight and membership services are relinquished. The Company assessed whether these repurchase agreements result in a lease contract under the scope of ASC 842 but determined that they are revenue contracts under the scope of ASC 606 since the repurchase price is lower than the original selling price, and the customer does not have a significant economic incentive to exercise the put option. Further, the fractional ownership sales are accounted for as containing a right of return and the resulting liability is included within Other non-current liabilities on the consolidated balance sheets. The consideration from the fractional ownership interest, as adjusted for any related customer right of return, is included in deferred revenue on the consolidated balance sheets and recognized over the term of the contract on a straight-line basis as the membership services are provided. Variable consideration generated from flight services is recognized in the period of performance.

Maintenance Repair and Overhaul

The Company separately provides maintenance, repair and overhaul services for aircraft owners and operators at certain facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs and inspections. MRO revenue is recognized over time based on the cost of parts and supplies inventory consumed and labor hours worked for each service provided. Any billing for MRO services that exceeds revenue earned to date is included in deferred revenue on the consolidated balance sheets.

Aircraft Sales

The Company occasionally sells aircraft from its fleet. The gain or loss from each transaction is recognized upon completion of the sale as Gain on sale of property and equipment within the consolidated statements of operations and comprehensive income (loss). During the years ended December 31, 2023 and 2022, the Company recorded gains of $13,905 and $15,333 on aircraft sold, respectively.

Stock-Based Compensation

In connection with the Merger, the Board approved the flyExclusive, Inc. 2023 Equity Incentive Plan, on November 10, 2023 (the "Incentive Plan Effective Date"), at which time the plan became effective, subject to approval by the stockholders of the Company within 12 months. The plan was subsequently approved by the stockholders on December 18, 2023. The 2023 Equity Incentive Plan provides for the grant of options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units, or other rights or benefits to employees, directors and consultants.

In connection with the Merger, the Board approved the flyExclusive, Inc. Employee Stock Purchase Plan (the “ESPP”), on November 10, 2023 (the "ESPP Effective Date"), at which time the plan became effective, subject to stockholder approval. The plan was subsequently approved by the stockholders on December 18, 2023. The ESPP provides eligible employees with a means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of shares of common stock reserved for future employee purchases under the ESPP is 1,500,000 shares. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or when all available shares have been purchased. As of December 31, 2023, no shares had been purchased by employees under the ESPP.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires that the cost of awards of equity instruments offered in exchange for services, be measured based on the grant-date fair value of the award. Stock-based compensation expense is recognized over the requisite service period using the straight-line method with forfeitures accounted for as they occur. See Note 19, "Stock-based Compensation," for additional information regarding stock-based compensation, the ESPP and the 2023 Equity Incentive Plan.

Contract Acquisition Costs

The Company pays commissions on deposits from new and recurring Jet Club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the consolidated balance sheets as these are incremental amounts directly related to attaining contracts with customers. Capitalized sales commissions were $1,315 and $1,053 during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and December 31, 2022, contract acquisition costs of $514 and $290, respectively, were included within Prepaid expenses and other current assets and $631 and $484, respectively, were included within Other non-current assets on the consolidated balance sheets. Capitalized contract costs are periodically reviewed for impairment.

Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the consolidated statements of operations and comprehensive income (loss) was $827 and $653 during the years ended December 31, 2023 and 2022, respectively.

Customer Deposits Liability

The Company receives customer deposits from certain customers in connection with the Guaranteed Revenue Program. Under this program, the Company reserves a fleet of aircraft for these customers and requires the customer to make an upfront deposit of $1,250 per aircraft reserved. The Company expects to refund these deposits after each aircraft is drawn down from the fleet. Additionally, the Company receives customer deposits related to the Fractional Ownership program and is required to repurchase the ownership interests it sells in fractional ownership contracts either at the end of the contract term or if the customer exercises its right of return option. See Note 14, "Other Non-Current Liabilities," for additional disclosures regarding customer deposits from these guaranteed revenue programs and fractional ownership contracts as of December 31, 2023 and 2022.

Earnings per Share

The Company computes earnings (net loss) per share in accordance with ASC 260, Earnings per Share. Basic earnings (net loss) per share is calculated by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares of common stock, common stock equivalents, and other potentially dilutive securities, if any, outstanding during the period.

On December 27, 2023, EGA and LGM consummated the Merger pursuant to the Equity Purchase Agreement, which significantly altered the Company's capital structure. Prior to the closing of the Merger, the legal structure of LGM was a limited liability company with ownership interests consisting of members' units. Application of an exchange ratio of members' units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. As such, the Company determined that an exchange ratio should not be applied to periods before the Merger and therefore earnings (net loss) per unit for periods prior to the Merger should not be presented as it would not provide a meaningful comparison with earnings (net loss) per share for periods after the Merger. See Note 3, "Merger," for further discussion. Additionally, the Company determined that the presentation of earnings (net loss) per share for the five-day period from the Closing Date to December 31, 2023 would not be meaningful due to the shortness of this period. Therefore, earnings (net loss) per share information has not been presented for any period in these consolidated financial statements.

Income Taxes

We account for income taxes using the asset and liability method. Deferred tax assets and liabilities reflect the expected future consequences of temporary differences between the financial reporting and tax bases of assets and liabilities as well as operating losses, capital losses, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates that are expected to be in effect when these differences are anticipated to reverse. Management makes estimates, assumptions, and judgments to determine our provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against deferred tax assets. We assess the likelihood that our deferred tax assets will be recovered from future taxable income and, to the extent we believe, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, we establish a valuation allowance.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are recognized within income tax expense on the consolidated statements of operations and comprehensive income (loss).

Excise Tax

In accordance with the Inflation Reduction Act of 2022, the Company records a liability for the expected excise tax obligation at the end of each reporting period. In general, the excise tax liability is calculated as 1% multiplied by the difference between the following: 1) the fair value of the repurchases/redemptions of shares during the period less 2) the fair value of share issuances during the period. The offset to excise tax liability is a reduction to retained earnings (if an entity has retained earnings as opposed to an accumulated deficit) or a reduction to additional paid-in capital in the absence of retained earnings. As the Company has an accumulated deficit as of December 31, 2023, the offset to the excise tax liability has been recorded as a reduction to additional paid-in capital in the consolidated balance sheet as of December 31, 2023.

Nonmonetary Transactions

From time to time, the Company enters into arrangements with their employees to provide a specified amount of flight time as part of their compensation. The Company records these nonmonetary transactions at the estimated fair value of the flights using the Standard Industry Fare Level. As the employees utilizes the flight time the Company provides, an expense is recognized in the period the flight hours are consumed.

Advertising Expense

The Company expenses all advertising costs when incurred. Advertising expenses were $6,013 and $3,242 during the years ended December 31, 2023 and 2022, respectively. This is included within Selling, general and administrative costs on the consolidated statements of operations and comprehensive income (loss).

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 became effective for the Company for annual and interim reporting periods beginning after December 15, 2022. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-03, “Codification Improvements to Financial Instruments” (“ASU 2020-03”). ASU 2020-03 improves and clarifies various financial instruments topics. ASU 2020-03 includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The Company adopted ASU 2020-03 upon issuance, which did not have a material effect on the Company’s current financial position, results of operations or financial statement disclosures.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional expedients and exceptions for a period of time to ease the potential burden in accounting for the transition from reference rates that are expected to be discontinued. Regulators and market participants in various jurisdictions have undertaken efforts to eliminate certain reference rates and introduce new reference rates that are based on a larger and more liquid population of observable transactions. The amendments in this update apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. In January 2021, the FASB issued clarification on the scope of relief related to the reference rate reform. In December 2022, the FASB extended the period of time entities can use the reference rate reform relief guidance by two years which defers the sunset date from December 31, 2022 to December 31, 2024. The Company adopted this ASU in fiscal 2023 and it had no impact on its consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815 - 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements.

In March 2023, the FASB issued ASU 2023-01, which amends the application of ASU 2016-02, Leases (Topic 842), related to leases with entities under common control, also referred to as common control leases. The amendments to this update require an entity to consider the useful life of leasehold improvements associated with common control leases from the perspective of the common control group and amortize the leasehold improvements over the useful life of the assets to the common control group, instead of the term of the lease. Any remaining value for the leasehold improvement at the end of the lease would be adjusted through equity. The standard is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”), which enhances the segment disclosure requirements for public entities on an annual and interim basis. Under this proposal, public entities will be required to disclose significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”) and included within each reported measure of segment profit or loss. Additionally, current annual disclosures about a reportable segment’s profit or loss and assets will be required on an interim basis. Entities will also be required to disclose information about the CODM’s title and position at the Company along with an explanation of how the CODM uses the reported measures of segment profit or loss in their assessment of segment performance and deciding whether how to allocate resources. Finally, ASU 2023-07 requires all segment disclosures for public entities, even those with a single reportable segment. The amendments in ASU 2023-07 will become effective on a retrospective basis for annual disclosures for fiscal years beginning after December 15, 2023, with interim period disclosures required effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. The Company is currently evaluating the impact ASU 2023-07 will have on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 modifies the reporting requirements for income tax disclosures related to effective tax rates and cash income taxes paid. Pursuant to ASU 2023-09, public business entities are required to disclose certain categories in the income tax rate reconciliation, as well as additional information for reconciling items that meet a specific quantitative threshold. Additionally, ASU 2023-09 requires annual disclosures of income taxes paid for all entities, including the amount of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdictions. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of ASU 2023-09 on its consolidated financial statements.